Other related party disclosures (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) loan	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Amount paid at signing of the agreement	€ 1,000
Molecular Health GmbH
Disclosure of transactions between related parties [line items]
Research and development expenses	€ 0	€ 0	€ 30
Rittershaus Rechtsanwaelte
Disclosure of transactions between related parties [line items]
Notice period for termination at the option	3 months
consulting fees	€ 990	208	145
Dr. Ingmar Hoerr
Disclosure of transactions between related parties [line items]
Advisory fees	45	€ 240	€ 144
Dietmar Hopp
Disclosure of transactions between related parties [line items]
Number of convertible loans | loan		2
BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Termination fee	€ 591
Baron Jean Stephenne | BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Equity interest held	15.61%
Vincent Stphenne | BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Equity interest held	1.43%
Minimum | BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Total payments	€ 5,960
Maximum | BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Total payments	€ 6,830